Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 5,813	$ 3,247	$ (1,552)
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized losses (gains) on investments	355	(181)	(373)
Net losses (gains) on derivatives	(2,025)	2,640	7,267
Net losses (gains) on funds withheld reinsurance treaties	(2,186)	21	(440)
Interest credited on other contract holder funds, gross	855	827	1,296
Mortality, expense and surrender charges	(530)	(553)	(593)
Amortization of discount and premium on investments	13	58	56
Deferred income tax expense (benefit)	1,438	697	(776)
Share-based compensation expense	118	94	44
Cash received (paid to) from reinsurance transaction	0	0	(32)
Change in:
Accrued investment income	(5)	58	35
Deferred acquisition costs	1,119	(270)	(1,503)
Funds withheld, net of reinsurance	(402)	(757)	792
Other assets and liabilities, net	84	(993)	(476)
Net cash provided by (used in) operating activities	4,647	4,888	3,745
Sales, maturities and repayments of:
Debt securities	11,525	18,865	29,697
Equity securities	71	35	82
Mortgage loans	1,695	1,747	1,201
Purchases of:
Debt securities	(11,030)	(13,445)	(27,851)
Equity securities	(246)	(114)	(115)
Mortgage loans	(1,816)	(2,427)	(2,189)
Settlements related to derivatives and collateral on investments	(673)	(4,837)	(5,321)
Other investing activities	111	(355)	(38)
Net cash provided by (used in) investing activities	(363)	(531)	(4,534)
Policyholders' account balances:
Deposits	18,456	20,130	19,604
Withdrawals	(25,144)	(28,688)	(23,060)
Net transfers to separate accounts	5,685	2,664	2,560
Proceeds From (Payments On) Repurchase Agreements And Securities Lending	(541)	473	1,100
Net proceeds from (payments on) Federal Home Loan Bank notes	0	(380)	80
Net proceeds from (payments on) debt	(5)	10	14
Disposition of shares held in trust at cost, net	0	5	0
Capital contribution from (return of capital to) Parent	(600)	1,375	500
Net cash provided by (used in) financing activities	(2,149)	(4,411)	798
Net increase (decrease) in cash and cash equivalents	2,135	(54)	9
Cash and cash equivalents, at beginning of period	1,799	1,853	1,844
Total cash and cash equivalents, at end of period	3,934	1,799	1,853
Supplemental Cash Flow Information [Abstract]
Income taxes paid (received)	(2)	(390)	(4)
Interest paid	37	21	26
Noncash Investing Items [Abstract]
Debt securities acquired from exchanges, payments-in-kind, and similar transactions	504	369	417
Other invested assets acquired from stock splits and stock distributions	88	99	4
Proceeds From (Payments On) Repurchase Agreements And Securities Lending	$ (541)	$ 473	$ 1,100